Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Schedule of options were granted
Scheme	Number	Grant date	Expiry date
Incentive Equity Plan	1,850,886	01/01/2022	01/01/2032
Incentive Equity Plan	1,191,300	01/04/2022	01/04/2032
SAYE scheme	1,496,903	26/01/2022	31/08/2025

Schedule of fair value of the employee share options granted
	Incentive Equity Plan		SAYE scheme

Exercise price	£	nil	£3.60
Expected volatility		N/A	53.4%
Dividend yield		Nil	Nil
Risk free interest rate		N/A	1.15%
Fair value per share[1]		£2.13 - £4.46	£0.73